SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2015 CNY (¥) ¥ / shares shares
Number of option outstanding
Balance as of January 1, 2015 | shares	15,625,322
Granted | shares	480,000
Exercise | shares	(1,181,900)
Forfeited | shares	(296,000)
Balance as of December 31, 2015 | shares	14,627,422
Vested and expected to vest as of December 31, 2015 | shares	9,030,401
Vested and exercisable as of December 31, 2015 | shares	5,475,422
Weighted-Average Exercise Price
Balance as of January 1, 2015 | ¥ / shares	¥ 4.55
Granted | ¥ / shares	6.29
Exercise | ¥ / shares	2.32
Forfeited | ¥ / shares	5.81
Balance as of December 31, 2015 | ¥ / shares	4.77
Vested and expected to vest as of December 31, 2015 | ¥ / shares	4.09
Vested and exercisable as of December 31, 2015 | ¥ / shares	¥ 3.49
Weighted-Average Remaining Contractual Term
Balance as of December 31, 2015	6 years 6 months 11 days
Vested and expected to vest as of December 31, 2015	5 years 2 months 19 days
Vested and exercisable as of December 31, 2015	3 years 10 months 2 days
Aggregate Intrinsic value
Balance as of December 31, 2015 | ¥	¥ 201,482,162
Vested and expected to vest as of December 31, 2015 | ¥	162,941,498
Vested and exercisable as of December 31, 2015 | ¥	¥ 119,156,340